EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 88.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Aircraft Manufacture -- 2.4%
----------------------------------------------------------------------
Embraer - Empresa Brasileira de
Aeronautica SA                                   65,000    $   396,201
Brazil's regional aircraft manufacturer
----------------------------------------------------------------------
                                                           $   396,201
----------------------------------------------------------------------
Banks and Money Services -- 12.6%
----------------------------------------------------------------------
China Everbright Pacific, Ltd.                  304,000    $   237,878
One of China's fastest growing banks
Grupo Financiero Banamex(1)                     100,000        420,625
Mexico's largest private bank
OTP Bank Rt. GDR                                 11,805        607,957
Hungary's biggest bank
Sanlam Ltd.                                      90,000        106,406
South Africa's second largest life
assurer
Turkiye Garanti Bankasi A.S.(1)              36,521,723        441,478
The largest private sector bank in
Turkey
Unibanco GDR                                     11,000        316,250
Brazil's third largest private bank
----------------------------------------------------------------------
                                                           $ 2,130,594
----------------------------------------------------------------------
Beverages -- 4.8%
----------------------------------------------------------------------
Cia Cervejaria Brahma-sp ADR                     34,000    $   578,000
Largest beer brewer in Brazil and Latin
America
Vina Concha y Toro ADR                            6,500        236,844
Wine producer/exporter
----------------------------------------------------------------------
                                                           $   814,844
----------------------------------------------------------------------
Broadcasting and Cable -- 5.0%
----------------------------------------------------------------------
Television Broadcasts Ltd.                       67,000    $   446,919
Hong Kong's dominant Chinese-language TV
program provider
TV Azteca SA                                     30,000        395,625
Mexico's second largest television
company
----------------------------------------------------------------------
                                                           $   842,544
----------------------------------------------------------------------
Communications Equipment -- 2.1%
----------------------------------------------------------------------
Grupo Televisa GDR(1)                             5,167    $   356,200
Largest Spanish speaking media and
broadcast company in the world. Based in
Mexico
----------------------------------------------------------------------
                                                           $   356,200
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Computer Software -- 2.8%
----------------------------------------------------------------------
Softline Ltd.(1)                                252,085    $   241,109
South Africa's top maker of small
business accounting software
Tecnomatix Technologies Ltd.(1)                  16,907        230,358
Israeli company concentrating in
computer aided production equipment
technology
----------------------------------------------------------------------
                                                           $   471,467
----------------------------------------------------------------------
Conglomerates -- 1.1%
----------------------------------------------------------------------
John Keells Holdings                              3,061    $     7,652
Sri Lankan conglomerate involved in tea,
hotels, and beverages
John Keells Holdings GDR                        101,250        179,658
Sri Lankan conglomerate involved in tea,
hotels, and beverages
----------------------------------------------------------------------
                                                           $   187,310
----------------------------------------------------------------------
Electrical / Electronics -- 3.9%
----------------------------------------------------------------------
Hyundai Electronics Industries Co.,
Ltd.(1)                                          16,000    $   315,688
The world's largest DRAM manufacturer.
Based in Korea
Orbotech, Ltd.(1)                                 3,650        338,994
World leader in the manufacture of
automated optical inspection systems for
the printed circuit board industry.
Based in Israel
----------------------------------------------------------------------
                                                           $   654,682
----------------------------------------------------------------------
Electronics - Semiconductors -- 5.3%
----------------------------------------------------------------------
Taiwan Semiconductor Manufacturing,
Co.(1)                                          125,952    $   598,502
One of the world's largest contract
manufacturers of integrated circuits
(foundry) for third parties
Via Technologies, Inc.(1)                        19,000        293,735
One of Taiwan's leading chipset
manufacturers
----------------------------------------------------------------------
                                                           $   892,237
----------------------------------------------------------------------
Foods -- 5.9%
----------------------------------------------------------------------
Compania Brasileira de Distribuicao
Grupo Pao de Acurcar                             18,500    $   594,312
Supermarket chain
President Chain Store Corp.                     106,200        397,494
Taiwanese operator of 7-11 convenience
stores and other consumer businesses
----------------------------------------------------------------------
                                                           $   991,806
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Insurance -- 1.0%
----------------------------------------------------------------------
Samsung Fire & Marine Insurance                   6,250    $   173,763
Korea's largest non-life insurance
company established in 1952 and
belonging to the Samsung Group
----------------------------------------------------------------------
                                                           $   173,763
----------------------------------------------------------------------
Investment Services -- 7.0%
----------------------------------------------------------------------
Li & Fung, Ltd.                                 234,000    $ 1,170,660
Largest global intermediator between
garment suppliers and retailers
----------------------------------------------------------------------
                                                           $ 1,170,660
----------------------------------------------------------------------
Machinery -- 1.0%
----------------------------------------------------------------------
Siam Cement Co. Ltd.(1)                           8,500    $   159,694
Largest industrial and building material
producer in Thailand
----------------------------------------------------------------------
                                                           $   159,694
----------------------------------------------------------------------
Media & Leisure -- 1.7%
----------------------------------------------------------------------
Corporacion Interamericana de
Entretenimiento S.A.(1)                          75,040    $   293,527
Mexican fully integrated entertainment
company comprising 15 subsidiaries
operating in North America, South
America and Europe
----------------------------------------------------------------------
                                                           $   293,527
----------------------------------------------------------------------
Metals - Industrial -- 1.6%
----------------------------------------------------------------------
Hindalco Industries Ltd. GDR                     13,300    $   262,675
India's second largest aluminum producer
and lowest cost producer in the world
----------------------------------------------------------------------
                                                           $   262,675
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.2%
----------------------------------------------------------------------
Lukoil Oil Co. ADR                                7,400    $   377,529
Russia's largest oil producer
----------------------------------------------------------------------
                                                           $   377,529
----------------------------------------------------------------------
Oil and Gas - Integrated -- 2.4%
----------------------------------------------------------------------
Surgutneftegaz ADR                               30,000    $   399,750
Russia's second largest oil company
----------------------------------------------------------------------
                                                           $   399,750
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Publishing -- 2.8%
----------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik
AS(1)                                        48,629,010    $   470,266
Turkey's most widely read newspaper
----------------------------------------------------------------------
                                                           $   470,266
----------------------------------------------------------------------
Semiconductors -- 3.4%
----------------------------------------------------------------------
Samsung Electronics                               1,720    $   569,207
World's biggest and most profitable
semiconductor company
----------------------------------------------------------------------
                                                           $   569,207
----------------------------------------------------------------------
Telecommunications Services -- 5.9%
----------------------------------------------------------------------
China Unicom Limited(1)                         160,000    $   339,679
China's second largest
telecommunications provider
SK Telecom Co., Ltd.                              2,000        654,694
South Korea's largest mobile telecom
firm
----------------------------------------------------------------------
                                                           $   994,373
----------------------------------------------------------------------
Telephone Utilities -- 14.0%
----------------------------------------------------------------------
Embratel Partipacoes ADR                         13,340    $   315,157
Largest long distance and data telecom
company in Brazil
Korea Telecom Corp. ADR                           9,070        438,761
Monopolistic telecom service provider
for South Korea
Magyar Tavkozlesi Rt                             11,998        419,930
The leading Hungarian telecommunications
source provider
Tele Norte Leste Participacoes ADR               16,756        395,860
One of Brazil's three fixed line holding
companies, located in the northeast of
Brazil
Telefonos de Mexico ADR                           8,000        457,000
Largest telecom operator with interests
in local and long distance
telecommunications
Videsh Sanchar Nigam Ltd., GDR                   21,500        338,625
India's monopoly international telephone
service provider
----------------------------------------------------------------------
                                                           $ 2,365,333
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $11,110,113)                           $14,974,662
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CONVERTIBLE PREFERRED STOCKS -- 0.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Centers -- 0.3%
----------------------------------------------------------------------
Siam Commercial Bank(1)                          90,000    $    45,948
The fourth largest bank in Thailand
----------------------------------------------------------------------
                                                           $    45,948
----------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $63,235)                               $    45,948
----------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Electric Utilities -- 0.0%
----------------------------------------------------------------------
Centrais Geradoras do Sul do Brasil
S.A.(1)                                       7,000,000    $     8,502
This company is an electricity
generator.
----------------------------------------------------------------------
                                                           $     8,502
----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $25,810)                               $     8,502
----------------------------------------------------------------------

WARRANTS -- 0.1%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Banks and Money Services -- 0.1%
----------------------------------------------------------------------
Siam Commercial Bank(1)                          90,000    $    10,568
The fourth largest bank in Thailand
----------------------------------------------------------------------
                                                           $    10,568
----------------------------------------------------------------------
Total Warrants
   (identified cost $0)                                    $    10,568
----------------------------------------------------------------------
Total Investments -- 89.3%
   (identified cost $11,199,158)                           $15,039,680
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 10.7%                    $ 1,807,600
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $16,847,280
----------------------------------------------------------------------

 ADR-American Depositary Receipt

 GDR-Global Depository Receipt
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COUNTRY CONCENTRATION OF PORTFOLIO

                                          PERCENTAGE
COUNTRY                                   OF NET ASSETS  VALUE
-------------------------------------------------------------------
Brazil                                          15.5%    $2,604,284
Chile                                            1.4        236,844
China                                            1.4        237,878
Hong Kong                                       11.6      1,957,258
Hungary                                          6.1      1,027,887
India                                            3.6        601,300
Israel                                           3.4        569,352
Mexico                                          11.4      1,922,977
Republic of Korea                               12.8      2,152,113
Russia                                           4.6        777,279
South Africa                                     2.1        347,514
Sri Lanka                                        1.1        187,310
Taiwan                                           7.6      1,289,731
Thailand                                         1.3        216,209
Turkey                                           5.4        911,744

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $11,199,158)         $15,039,680
Cash                                        1,810,766
Foreign currency, at value
   (identified cost, $9,154)                    9,162
Dividends receivable                           10,723
-----------------------------------------------------
TOTAL ASSETS                              $16,870,331
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable to affiliate for Trustees' fees   $       106
Accrued expenses                               22,945
-----------------------------------------------------
TOTAL LIABILITIES                         $    23,051
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $16,847,280
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $13,006,864
Net unrealized appreciation (computed on
   the basis of identified cost)            3,840,416
-----------------------------------------------------
TOTAL                                     $16,847,280
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes, $3,854)  $    63,303
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    63,303
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    60,825
Administration fee                             20,274
Trustees fees and expenses                      2,818
Custodian fee                                  34,902
Legal and accounting services                  16,900
Miscellaneous                                     334
-----------------------------------------------------
TOTAL EXPENSES                            $   136,053
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $    17,979
   Preliminary reduction of investment
      adviser fee                               8,588
   Preliminary reduction of
      administration fee                        1,976
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    28,543
-----------------------------------------------------

NET EXPENSES                              $   107,510
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (44,207)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   206,333
   Foreign currency and forward foreign
      currency exchange
      contract transactions                    (5,102)
-----------------------------------------------------
NET REALIZED GAIN                         $   201,231
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,288,170)
   Foreign currency and forward foreign
      currency exchange contracts                (473)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,288,643)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,087,412)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(1,131,619)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 2000     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $        (44,207) $          42,713
   Net realized gain                               201,231            850,084
   Net change in unrealized
      appreciation (depreciation)               (1,288,643)         5,616,042
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (1,131,619) $       6,508,839
-----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      6,700,923  $       6,286,238
   Withdrawals                                  (3,194,263)        (6,199,686)
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      3,506,660  $          86,552
-----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      2,375,041  $       6,595,391
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $     14,472,239  $       7,876,848
-----------------------------------------------------------------------------
AT END OF PERIOD                          $     16,847,280  $      14,472,239
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2000       --------------------------------------------------------
                                  (UNAUDITED)           1999        1998        1997        1996        1995
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                           1.54%(1)       1.42%       1.71%       1.53%       1.54%       2.58%
   Net expenses after
      custodian fee reduction             1.32%(1)       1.35%       1.41%       1.35%       1.32%       2.58%
   Net investment income
      (loss)                             (0.54)%(1)      0.45%       0.37%       0.08%       0.14%      (1.00)%
Portfolio Turnover                          28%            95%        117%        160%        125%         98%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $16,847        $14,472     $ 7,877     $18,554     $10,659     $ 3,587
--------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee and/or administration fee, an allocation of expenses to the Investment Adviser and/or Administrator, or both. Had such actions not been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                               1.67%(1)       2.42%       1.87%       1.81%       2.24%       5.24%
   Expenses after custodian
      fee reduction                       1.45%(1)       2.35%       1.57%       1.63%       2.02%       5.24%
   Net investment income
      (loss)                             (0.67)%(1)     (0.55)%      0.21%      (0.20)%     (0.56)%     (3.66)%
--------------------------------------------------------------------------------------------------------------

 (1)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Emerging Markets Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 18, 1994. The Portfolio's objective is to achieve long-term capital appreciation. The Portfolio seeks to achieve its objective by investing in equity securities (primarily common stocks) of companies located in emerging market countries, which are those considered to be developing. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. Short term debt securities with a remaining maturity of 60 days or less are valued at amortized cost which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable or are considered unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Federal Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either cash or securities in an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the adviser fee was 0.75% (annualized) of average daily net assets and amounted to $60,825. To reduce the net operating loss of the Portfolio, the Adviser made a reduction of the investment adviser fee of $8,588. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administrating the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2000, the administration fee was 0.25% (annualized) of average daily net assets and amounted to $20,274. To reduce the net operating loss of the Portfolio, EVM made a reduction of the administrative fee of $1,976. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $5,919,555 and $4,033,440, respectively, for the six months ended June 30, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $11,199,158
    -----------------------------------------------------
    Gross unrealized appreciation             $ 4,374,741
    Gross unrealized depreciation                (534,219)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 3,840,522
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on

EMERGING MARKETS PORTFOLIO AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2000.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2000, there were no obligations under these financial instruments outstanding.

8 Subsequent Event
-------------------------------------------
   Effective August 21, 2000, Jacob Rees-Mogg will assume sole responsibility for managing the Emerging Markets Portfolio. Mr. Rees-Mogg is currently co-portfolio manager of the Emerging Markets Portfolio.

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
EATON VANCE EMERGING MARKETS FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

EMERGING MARKETS PORTFOLIO

Officers

Hon. Robert Lloyd George
President and Trustee

James B. Hawkes
Vice President and Trustee

Scobie Dickinson Ward
Vice President, Assistant
Secretary and Assistant Treasurer

William Walter Raleigh Kerr
Vice President and
Assistant Treasurer

James L. O'Connor
Vice President and Treasurer

Alan R. Dynner
Secretary

Trustees

Hon. Edward K. Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

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